Oakhurst Short Duration Bond Fund
Schedule of Investments
as of November 30, 2023 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 42.3%	Par	Value
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 4.53% (6 mo. Term SOFR + 1.93%), 10/25/2034 (a)	$178,317	$176,705
Citigroup Financial Products, Inc., Series 2005-6, Class A1, 7.56% (1 Year CMT Rate + 2.10%), 09/25/2035 (a)	86,275	85,232
Credit Suisse Management LLC, Series 2004-6, Class 2A1, 4.75%, 09/25/2019	12,056	2
Federal Home Loan Mortgage Corp.
Series 2580, Class PY, 4.00%, 03/15/2033	9,577	8,965
Series 3597, Class LH, 4.50%, 07/15/2039	122,942	119,444
Series 3664, Class DA, 4.00%, 11/15/2037	283,910	275,261
Series 4312, Class GA, 2.50%, 12/15/2041	49,106	46,251
Series 4319, Class PM, 3.00%, 03/15/2043	447,111	424,480
Series 4570, Class PA, 3.00%, 03/15/2044	374,433	345,378
Series 4768, Class E, 3.50%, 09/15/2042	229,726	224,574
Series 4938, Class BL, 2.25%, 07/25/2049	399,982	336,457
Series 4960, Class PD, 2.00%, 10/25/2049	239,742	187,237
Federal National Mortgage Association
Series 2005-109, Class PC, 6.00%, 12/25/2035	36,476	36,377
Series 2005-80, Class BA, 5.00%, 04/25/2029	72,524	71,009
Series 2008-17, Class PA, 4.50%, 10/25/2037	92,950	90,651
Series 2008-49, Class PA, 5.00%, 04/25/2038	79,536	76,386
Series 2009-94, Class DA, 4.50%, 10/25/2039	173,415	170,136
Series 2010-112, Class CY, 4.00%, 10/25/2025	26,219	25,906
Series 2012-136, Class PD, 2.50%, 11/25/2042	209,815	197,944
Series 2012-41, Class BA, 2.50%, 04/25/2027	219,799	211,041
Series 2013-82, Class BP, 2.75%, 12/25/2042	308,028	278,336
Series 2014-80, Class KA, 2.00%, 03/25/2044	80,015	57,245
Series 2016-72, Class AP, 3.00%, 07/25/2044	85,754	80,156
Series 2018-14, Class PA, 3.50%, 04/25/2047	337,543	312,412
Government National Mortgage Association
Series 2011-26, Class PA, 4.00%, 07/20/2040	16,110	15,990
Series 2018-131, Class PG, 3.00%, 09/20/2048	87,470	77,082
Series 2019-152, Class HA, 3.50%, 08/20/2049	147,795	138,402
Series 2019-24, Class PE, 3.25%, 02/20/2049	191,197	172,049
Series 2019-65, Class EB, 3.00%, 05/20/2049	169,619	144,487
Series 2020-95, Class NB, 4.50%, 07/20/2050	69,631	64,261
GSR Mortgage Loan Trust
Series 2003-13, Class 1A1, 5.62%, 10/25/2033 (a)	73,800	71,525
Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	159,669	156,107
Series 2004-10F, Class 7A1, 5.50%, 09/25/2034	17,516	16,737
Series 2005-5F, Class 8A2, 5.50% (1 mo. Term SOFR + 0.61%), 06/25/2035 (a)	42,077	39,415
Series 2005-AR6, Class 1A1, 5.31%, 09/25/2035 (a)	7,519	7,400
Impac CMB Trust, Series 2005-4, Class 2A1, 6.06% (1 mo. Term SOFR + 0.41%), 05/25/2035 (a)	168,234	154,389
JP Morgan Mortgage Trust
Series 2018-1, Class A7, 3.50%, 06/25/2048 (a)(b)	505,912	442,883
Series 2018-8, Class A3, 4.00%, 01/25/2049 (a)(b)	89,339	79,705
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.87%, 04/21/2034 (a)	88,235	83,226
Series 2004-6, Class 4A6, 5.46%, 07/25/2034 (a)	149,377	147,995
MASTR Alternative Loans Trust, Series 2003-1, Class 2A1, 6.50%, 01/25/2033	252,330	249,374
MASTR Asset Securitization Trust, Series 2003-11, Class 7A5, 5.25%, 12/25/2033	184,682	176,447
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.83%, 09/25/2032 (a)	337,232	327,280
Mellon Residential Funding Corp., Series 2000-TBC2, Class A1, 5.92% (1 mo. Term SOFR + 0.59%), 06/15/2030 (a)	479,381	455,872
MLCC Mortgage Investors, Inc., Series 2003-E, Class A2, 6.55% (6 mo. Term SOFR + 1.09%), 10/25/2028 (a)	345,995	337,440
MortgageIT Trust
Series 2004-2, Class M1, 6.28% (1 mo. Term SOFR + 0.94%), 12/25/2034 (a)	436,082	408,846
Series 2005-5, Class A1, 5.98% (1 mo. Term SOFR + 0.63%), 12/25/2035 (a)	334,851	324,114
Nationstar Mortgage Loan Trust, Series 2013-A, Class A, 3.75%, 12/25/2052 (a)(b)	220,500	202,141
Provident Funding Mortgage Trust, Series 2019-1, Class A2, 3.00%, 12/25/2049 (a)(b)	591,010	483,354
Sequoia Mortgage Trust, Series 2019-5, Class A1, 3.50%, 12/25/2049 (a)(b)	660,705	574,908
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A3, 5.91%, 09/25/2034 (a)	17,892	17,234
Structured Asset Mortgage Investments, Inc.
Series 2004-AR3, Class 1A1, 6.05% (1 mo. Term SOFR + 0.71%), 07/19/2034 (a)	542,604	483,140
Series 2004-AR6, Class A1A, 6.15% (1 mo. Term SOFR + 0.81%), 02/19/2035 (a)	323,359	293,157
Structured Asset Securities Corp., Series 2003-34A, Class 3A4, 5.63%, 11/25/2033 (a)	43,042	42,121
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, 6.10% (1 mo. Term SOFR + 0.75%), 09/25/2043 (a)	362,439	337,686
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.26% (Enterprise 11th District COFI Replacement Index + 1.25%), 02/27/2034 (a)	15,917	14,766
Series 2003-AR7, Class A7, 5.58%, 08/25/2033 (a)	91,542	83,792
Series 2003-AR8, Class A, 5.60%, 08/25/2033 (a)	64,167	60,408
Wells Fargo Mortgage Backed Securities Trust
Series 2004-K, Class 2A6, 5.74%, 07/25/2034 (a)	214,401	215,968
Series 2004-K, Class 2A12, 5.74%, 07/25/2034 (a)	8,897	8,962
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,743,048)		10,746,248

CORPORATE BONDS - 30.3%	Par	Value
Communications - 2.7%
Discovery Communications LLC, 3.45%, 03/15/2025	250,000	242,079
TFCF America, Inc., 3.70%, 09/15/2024	450,000	442,576
		684,655

Consumer Discretionary - 1.1%
Southwest Airlines Co., 5.25%, 05/04/2025	285,000	283,304

Energy - 2.2%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	269,000	281,517
Phillips 66 Partners LP, 3.61%, 02/15/2025	293,000	281,733
		563,250

Financials - 15.8%
Ally Financial, Inc., 5.80%, 05/01/2025	285,000	282,892
American Tower Corp., 4.00%, 06/01/2025	290,000	282,632
Antares Holdings LP, 8.50%, 05/18/2025 (b)	275,000	277,989
Ares Capital Corp., 4.25%, 03/01/2025	295,000	285,981
Athene Global Funding, 2.75%, 06/25/2024 (b)	295,000	289,135
Aviation Capital Group LLC, 4.13%, 08/01/2025 (b)	295,000	283,654
Blackstone Private Credit Fund, 2.35%, 11/22/2024	305,000	293,216
Blue Owl Capital Corp., 3.75%, 07/22/2025	300,000	284,299
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (b)	400,000	361,407
Fairfax US, Inc., 4.88%, 08/13/2024 (b)	250,000	247,188
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (b)	290,000	285,486
Goldman Sachs BDC, Inc., 3.75%, 02/10/2025	290,000	281,763
Goldman Sachs Group, Inc., 3.50%, 01/23/2025	290,000	282,793
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	290,000	284,838
		4,023,273

Health Care - 1.2%
CVS Pass-Through Trust, 6.04%, 12/10/2028	300,193	299,106

Industrials - 1.0%
Ryder System, Inc., 4.63%, 06/01/2025	250,000	245,791

Technology - 3.3%
Equifax, Inc., 2.60%, 12/15/2025	315,000	297,400
Leidos, Inc., 3.63%, 05/15/2025	295,000	285,938
TD SYNNEX Corp., 1.25%, 08/09/2024	259,000	250,164
		833,502

Utilities - 3.0%
Elwood Energy LLC, 8.16%, 07/05/2026	295,632	260,156
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025 (b)	240,775	240,776
PacifiCorp, 6.71%, 01/15/2026	270,000	272,750
		773,682
TOTAL CORPORATE BONDS (Cost $7,989,313)		7,706,563

ASSET-BACKED SECURITIES - 11.5%	Par	Value
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2, 6.66% (1 mo. Term SOFR + 1.31%), 10/25/2034 (a)	58,274	56,844
ACE Securities Corp., Series 2003-NC1, Class A2A, 6.30% (1 mo. Term SOFR + 0.95%), 07/25/2033 (a)	234,621	203,946
American Airlines Group, Inc., Series 2013-1, 4.00%, 07/15/2025	390,519	368,124
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 6.24% (1 mo. Term SOFR + 0.89%), 10/25/2034 (a)	216,295	206,063
Carvana Auto Receivables Trust
Series 2021-N1, Class B, 1.09%, 01/10/2028	254,242	240,075
Series 2021-P2, Class A4, 0.80%, 01/10/2027	310,000	289,457
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.66% (1 mo. Term SOFR + 1.31%), 11/25/2034 (a)	152,019	145,138
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (b)	279,300	247,107
Delta Air Lines, Inc., Series 2019-1, 3.40%, 04/25/2024	146,000	143,639
Impac CMB Trust, Series 2007-A, Class A, 5.96% (1 mo. Term SOFR + 0.61%), 05/25/2037 (a)(b)	117,423	108,911
OneMain Holdings, Inc., Series 2006-1, Class A5, 5.75%, 12/25/2035 (a)(b)	1,001	1,054
SBA Depositor LLC, Series 2020-1-2, 1.88%, 01/15/2026 (b)	250,000	228,830
Soundview Home Equity Loan Trust, Series 2003-2, Class A2, 6.76% (1 mo. Term SOFR + 1.41%), 11/25/2033 (a)	195,377	193,368
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	510,720	490,111
TOTAL ASSET-BACKED SECURITIES (Cost $2,967,309)		2,922,667

U.S. TREASURY OBLIGATIONS - 4.4%	Par	Value
United States Treasury Note/Bond
3.25%, 08/31/2024	750,000	738,689
4.63%, 11/15/2026	375,000	376,553
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,113,284)		1,115,242

U.S. GOVERNMENT AGENCY ISSUES - 1.2%	Par	Value
United States of America, 5.40%, 11/27/2026	300,000	300,000
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $300,000)		300,000

CONVERTIBLE BONDS - 1.1%	Par	Value
Financials - 1.1%
PennyMac Corp., 5.50%, 11/01/2024	290,000	283,113
TOTAL CONVERTIBLE BONDS (Cost $292,392)		283,113

MORTGAGE-BACKED SECURITIES - 1.0%	Par	Value
Federal Home Loan Mortgage Corp., Pool J12630, 4.00%, 07/01/2025	70,916	70,718
Federal National Mortgage Association
Pool AL0300, 4.50%, 06/01/2026	56,201	56,355
Pool AL4309, 4.00%, 10/01/2028	128,456	126,983
TOTAL MORTGAGE-BACKED SECURITIES (Cost $259,229)		254,056

SHORT-TERM INVESTMENTS - 7.9%
Money Market Funds - 0.1%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.28%(c)	31,582	31,582

U.S. Treasury Bills - 7.8%	Par
5.38%, 02/01/2024(d)	1,000,000	990,962
5.46%, 03/28/2024(d)	1,000,000	982,956
		1,973,918
TOTAL SHORT-TERM INVESTMENTS (Cost $2,005,068)		2,005,500

TOTAL INVESTMENTS - 99.7% (Cost $26,669,643)		$25,333,389
Other Assets in Excess of Liabilities - 0.3%		70,340
TOTAL NET ASSETS - 100.0%		$25,403,729

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2023, the value of these securities total $4,354,528 or 17.1% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of November 30, 2023.
(d)	The rate shown is the effective yield.

Oakhurst Short Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	$–	$10,746,249	$–	$10,746,249
Corporate Bonds	–	7,706,563	–	7,706,563
Asset-Backed Securities	–	2,922,667	–	2,922,667
U.S. Treasury Obligations	–	1,115,242	–	1,115,242
U.S. Government Agency Issues	–	300,000	–	300,000
Convertible Bonds	–	283,113	–	283,113
Mortgage-Backed Securities	–	254,056	–	254,056
Money Market Funds	31,582	–	–	31,582
U.S. Treasury Bills	–	1,973,918	–	1,973,918
Total Investments	$31,582	$25,301,807	$–	$25,333,389

Refer to the Schedule of Investments for industry classifications.